TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 98.1%
155,794	FlexShares Global Upstream Natural Resources Index Fund	$ 6,398,460
271,907	iShares Global REIT ETF	6,438,758
136,914	iShares MSCI Emerging Markets ex China ETF	7,882,139
419,838	SPDR Portfolio S&P 400 Mid Cap ETF	22,394,159
85,750	SPDR Portfolio S&P 500 Growth ETF	6,272,613
127,608	SPDR Portfolio S&P 500 Value ETF	6,393,161
450,277	SPDR Portfolio S&P 600 Small Cap ETF	19,379,922
565,100	Vanguard FTSE Developed Markets ETF	28,351,066
226,554	Vanguard FTSE Emerging Markets ETF	9,463,161
82,240	Vanguard S&P 500 ETF	39,532,767
106,930	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,150,158
		155,656,364

	TOTAL EXCHANGE-TRADED FUNDS (Cost $132,219,525)	155,656,364

	SHORT-TERM INVESTMENTS — 2.3%
	COLLATERAL FOR SECURITIES LOANED - 0.0% (a)
37	Federated Hermes Government Obligations Fund, Institutional Class, 5.23% (Cost $37)(b)	37

	MONEY MARKET FUNDS - 2.3%
3,656,130	Invesco Government & Agency Portfolio, Institutional Class, 5.23% (Cost $3,656,130)(b)	3,656,130

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,656,167)	3,656,167

	TOTAL INVESTMENTS - 100.4% (Cost $135,875,692)	$ 159,312,531
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(561,387)
	NET ASSETS - 100.0%	$ 158,751,144

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 50.3%
77,123	FlexShares Global Upstream Natural Resources Index Fund	$ 3,167,442
178,639	iShares Global REIT ETF	4,230,172
36,157	iShares MSCI Emerging Markets ex China ETF	2,081,558
98,982	SPDR Portfolio S&P 400 Mid Cap ETF	5,279,700
28,116	SPDR Portfolio S&P 500 Growth ETF	2,056,685
147,353	SPDR Portfolio S&P 500 Value ETF	7,382,385
123,829	SPDR Portfolio S&P 600 Small Cap ETF	5,329,600
186,800	Vanguard FTSE Developed Markets ETF	9,371,756
74,731	Vanguard FTSE Emerging Markets ETF	3,121,514
19,520	Vanguard S&P 500 ETF	9,383,264
35,058	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,032,809
		52,436,885
	FIXED INCOME - 47.7%
76,306	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,311,250
67,327	SPDR Bloomberg Investment Grade Floating Rate ETF	2,075,691
243,723	SPDR Portfolio Short Term Corporate Bond ETF	7,255,634
126,915	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,110,687
53,128	Vanguard Intermediate-Term Treasury ETF	3,110,644
45,471	Vanguard Mortgage-Backed Securities ETF	2,073,932
260,392	Vanguard Short-Term Inflation-Protected Securities ETF	12,470,173
107,079	Vanguard Short-Term Treasury ETF	6,218,078
20,891	Vanguard Total International Bond ETF	1,027,628
116,138	Xtrackers USD High Yield Corporate Bond ETF(a)	4,147,288
		49,801,005

	TOTAL EXCHANGE-TRADED FUNDS (Cost $96,400,263)	102,237,890

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS - 2.1%
2,145,870	Invesco Government & Agency Portfolio, Institutional Class, 5.23% (Cost $2,145,870)(b)	$ 2,145,870

	TOTAL INVESTMENTS - 100.1% (Cost $98,546,133)	$ 104,383,760
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(81,214)
	NET ASSETS - 100.0%	$ 104,302,546

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $3,616,102 at March 31, 2024. The loaned securities were secured with non-cash collateral of $3,743,982. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 30.2%
17,085	FlexShares Global Upstream Natural Resources Index Fund	$ 701,681
14,966	iShares Global REIT ETF	354,395
6,050	iShares MSCI Emerging Markets ex China ETF	348,299
26,460	SPDR Portfolio S&P 400 Mid Cap ETF	1,411,376
9,464	SPDR Portfolio S&P 500 Growth ETF	692,292
28,214	SPDR Portfolio S&P 500 Value ETF	1,413,521
16,371	SPDR Portfolio S&P 600 Small Cap ETF	704,608
41,727	Vanguard FTSE Developed Markets ETF	2,093,443
8,261	Vanguard FTSE Emerging Markets ETF	345,062
4,349	Vanguard S&P 500 ETF	2,090,564
11,832	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	348,571
		10,503,812
	FIXED INCOME - 67.9%
22,373	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,436,867
27,559	JP Morgan Ultra-Short Income ETF	1,390,352
33,840	SPDR Bloomberg Investment Grade Floating Rate ETF	1,043,287
139,588	SPDR Portfolio Short Term Corporate Bond ETF	4,155,536
28,351	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	694,883
29,671	Vanguard Intermediate-Term Treasury ETF	1,737,237
15,236	Vanguard Mortgage-Backed Securities ETF	694,914
115,682	Vanguard Short-Term Inflation-Protected Securities ETF	5,540,012
53,821	Vanguard Short-Term Treasury ETF	3,125,385
28,255	Vanguard Total International Bond ETF	1,389,863
38,916	Xtrackers USD High Yield Corporate Bond ETF	1,389,690
		23,598,026

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,802,457)	34,101,838

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.9%
MONEY MARKET FUNDS - 1.9%
648,509	Invesco Government & Agency Portfolio, Institutional Class, 5.23% (Cost $648,509)(a)	$ 648,509

	TOTAL INVESTMENTS - 100.0% (Cost $34,450,966)	$ 34,750,347
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	17,181
	NET ASSETS - 100.0%	$ 34,767,528

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 85.2%
165,663	FlexShares Global Upstream Natural Resources Index Fund	$ 6,803,779
287,798	iShares Global REIT ETF	6,815,057
116,709	iShares MSCI Emerging Markets ex China ETF	6,718,937
350,811	SPDR Portfolio S&P 400 Mid Cap ETF	18,712,259
113,242	SPDR Portfolio S&P 500 Growth ETF	8,283,652
169,564	SPDR Portfolio S&P 500 Value ETF	8,495,156
318,601	SPDR Portfolio S&P 600 Small Cap ETF	13,712,587
568,422	Vanguard FTSE Developed Markets ETF	28,517,732
160,525	Vanguard FTSE Emerging Markets ETF	6,705,129
73,268	Vanguard S&P 500 ETF	35,219,928
113,935	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,356,525
		143,340,741
	FIXED INCOME - 12.9%
30,735	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,347,656
136,305	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,340,836
36,627	Vanguard Mortgage-Backed Securities ETF	1,670,557
104,585	Vanguard Short-Term Inflation-Protected Securities ETF	5,008,576
57,502	Vanguard Short-Term Treasury ETF	3,339,141
140,329	Xtrackers USD High Yield Corporate Bond ETF(a)	5,011,149
		21,717,915

	TOTAL EXCHANGE-TRADED FUNDS (Cost $140,743,651)	165,058,656

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
3,389,417	Invesco Government & Agency Portfolio, Institutional Class, 5.23% (Cost $3,389,417)(b)	3,389,417

	TOTAL INVESTMENTS - 100.1% (Cost $144,133,068)	$ 168,448,073
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(86,218)
	NET ASSETS - 100.0%	$ 168,361,855

TOPS GROWTH ETF PORTFOLIO SCHEDULE OF INVESTMENTS (Unaudited) (Continued) March 31, 2024

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $3,544,682 at March 31, 2024. The loaned securities were secured with non-cash collateral of $3,670,036. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 65.2%
153,771	FlexShares Global Upstream Natural Resources Index Fund	$ 6,315,375
267,132	iShares Global REIT ETF	6,325,686
54,165	iShares MSCI Emerging Markets ex China ETF	3,118,279
236,824	SPDR Portfolio S&P 400 Mid Cap ETF	12,632,192
42,046	SPDR Portfolio S&P 500 Growth ETF	3,075,665
94,435	SPDR Portfolio S&P 500 Value ETF	4,731,194
221,799	SPDR Portfolio S&P 600 Small Cap ETF	9,546,229
403,480	Vanguard FTSE Developed Markets ETF	20,242,592
149,002	Vanguard FTSE Emerging Markets ETF	6,223,814
58,369	Vanguard S&P 500 ETF	28,057,977
52,879	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,557,815
		101,826,818
	FIXED INCOME - 32.8%
71,318	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,767,957
469,673	SPDR Portfolio Short Term Corporate Bond ETF	13,982,164
126,525	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,101,128
26,483	Vanguard Intermediate-Term Treasury ETF	1,550,580
67,996	Vanguard Mortgage-Backed Securities ETF	3,101,298
194,155	Vanguard Short-Term Inflation-Protected Securities ETF	9,298,083
53,374	Vanguard Short-Term Treasury ETF	3,099,428
31,524	Vanguard Total International Bond ETF	1,550,666
217,089	Xtrackers USD High Yield Corporate Bond ETF(a)	7,752,248
		51,203,552

	TOTAL EXCHANGE-TRADED FUNDS (Cost $138,080,627)	153,030,370

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
3,210,245	Invesco Government & Agency Portfolio, Institutional Class, 5.23% (Cost $3,210,245)(b)	3,210,245

	TOTAL INVESTMENTS - 100.1% (Cost $141,290,872)	$ 156,240,615
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(145,586)
	NET ASSETS - 100.0%	$ 156,095,029

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $4,889,949 at March 31, 2024. The loaned securities were secured with non-cash collateral of $5,062,877. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 45.2%
41,582	FlexShares Global Upstream Natural Resources Index Fund	$ 1,707,773
96,315	iShares Global REIT ETF	2,280,739
19,531	iShares MSCI Emerging Markets ex China ETF	1,124,400
53,368	SPDR Portfolio S&P 400 Mid Cap ETF	2,846,649
15,159	SPDR Portfolio S&P 500 Growth ETF	1,108,881
79,448	SPDR Portfolio S&P 500 Value ETF	3,980,345
66,641	SPDR Portfolio S&P 600 Small Cap ETF	2,868,229
100,774	Vanguard FTSE Developed Markets ETF	5,055,831
40,292	Vanguard FTSE Emerging Markets ETF	1,682,997
10,497	Vanguard S&P 500 ETF	5,045,907
19,150	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	564,159
		28,265,910
	FIXED INCOME - 43.0%
41,076	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,473,998
35,977	SPDR Bloomberg Investment Grade Floating Rate ETF	1,109,171
131,407	SPDR Portfolio Short Term Corporate Bond ETF	3,911,986
68,430	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,677,219
28,609	Vanguard Intermediate-Term Treasury ETF	1,675,057
24,600	Vanguard Mortgage-Backed Securities ETF	1,122,006
140,006	Vanguard Short-Term Inflation-Protected Securities ETF	6,704,888
57,733	Vanguard Short-Term Treasury ETF	3,352,555
11,410	Vanguard Total International Bond ETF	561,258
62,604	Xtrackers USD High Yield Corporate Bond ETF(a)	2,235,589
		26,823,727

	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,498,877)	55,089,637

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 11.5%
	MONEY MARKET FUNDS - 11.5%
7,156,646	Invesco Government & Agency Portfolio, Institutional Class, 5.23% (Cost $7,156,646)(b)			$ 7,156,646

	TOTAL INVESTMENTS - 99.7% (Cost $58,655,523)			$ 62,246,283
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			179,600
	NET ASSETS - 100.0%			$ 62,425,883

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
32	CBOT 5 Year US Treasury Note	06/28/2024	$ 3,424,500	$ 9,000
3	CME E-mini Russell 2000 Index Futures	06/21/2024	321,885	5,565
4	CME E-Mini Standard & Poor's 500 Index Future	06/21/2024	1,061,700	23,475
1	CME E-Mini Standard & Poor's MidCap 400 Index	06/21/2024	307,740	9,125
6	ICE US mini MSCI EAFE Index Futures	06/21/2024	707,130	8,450
9	ICE US MSCI Emerging Markets EM Index Futures	06/21/2024	472,050	(5)
	TOTAL FUTURES CONTRACTS			$ 55,610

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,817,889 at March 31, 2024. The loaned securities were secured with non-cash collateral of $1,882,177. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 76.6%
162,608	FlexShares Global Upstream Natural Resources Index Fund	$ 6,678,311
282,044	iShares Global REIT ETF	6,678,802
115,137	iShares MSCI Emerging Markets ex China ETF	6,628,437
342,466	SPDR Portfolio S&P 400 Mid Cap ETF	18,267,136
111,715	SPDR Portfolio S&P 500 Growth ETF	8,171,952
166,191	SPDR Portfolio S&P 500 Value ETF	8,326,169
309,564	SPDR Portfolio S&P 600 Small Cap ETF	13,323,635
559,583	Vanguard FTSE Developed Markets ETF	28,074,279
158,364	Vanguard FTSE Emerging Markets ETF	6,614,864
72,197	Vanguard S&P 500 ETF	34,705,099
112,517	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,314,751
		140,783,435
	FIXED INCOME - 11.6%
30,319	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,302,345
134,476	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,296,007
35,945	Vanguard Mortgage-Backed Securities ETF	1,639,451
103,176	Vanguard Short-Term Inflation-Protected Securities ETF	4,941,099
56,728	Vanguard Short-Term Treasury ETF	3,294,195
138,500	Xtrackers USD High Yield Corporate Bond ETF(a)	4,945,835
		21,418,932

	TOTAL EXCHANGE-TRADED FUNDS (Cost $139,363,889)	162,202,367

	SHORT-TERM INVESTMENTS — 11.0%
	MONEY MARKET FUNDS - 11.0%
20,253,103	Invesco Government & Agency Portfolio, Institutional Class, 5.23% (Cost $20,253,103)(b)	20,253,103

	TOTAL INVESTMENTS - 99.2% (Cost $159,616,992)	$ 182,455,470
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	1,448,249
	NET ASSETS - 100.0%	$ 183,903,719

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
41	CBOT 5 Year US Treasury Note	06/28/2024	$ 4,387,641	$ 11,258
14	CME E-mini Russell 2000 Index Futures	06/21/2024	1,502,130	25,900
23	CME E-Mini Standard & Poor's 500 Index Future	06/21/2024	6,104,775	134,943
8	CME E-Mini Standard & Poor's MidCap 400 Index	06/21/2024	2,461,920	73,025
30	ICE US mini MSCI EAFE Index Futures	06/21/2024	3,535,650	42,815
44	ICE US MSCI Emerging Markets EM Index Futures	06/21/2024	2,307,800	(25)
	TOTAL FUTURES CONTRACTS			$ 287,916

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $4,561,953 at March 31, 2024. The loaned securities were secured with non-cash collateral of $4,723,281. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 58.7%
97,476	FlexShares Global Upstream Natural Resources Index Fund	$ 4,003,339
169,339	iShares Global REIT ETF	4,009,948
34,338	iShares MSCI Emerging Markets ex China ETF	1,976,839
149,189	SPDR Portfolio S&P 400 Mid Cap ETF	7,957,741
26,652	SPDR Portfolio S&P 500 Growth ETF	1,949,594
59,863	SPDR Portfolio S&P 500 Value ETF	2,999,136
139,207	SPDR Portfolio S&P 600 Small Cap ETF	5,991,469
255,770	Vanguard FTSE Developed Markets ETF	12,831,981
94,453	Vanguard FTSE Emerging Markets ETF	3,945,302
36,909	Vanguard S&P 500 ETF	17,742,157
33,559	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	988,648
		64,396,154
	FIXED INCOME - 29.5%
45,187	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,921,768
297,043	SPDR Portfolio Short Term Corporate Bond ETF	8,842,969
80,203	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,965,776
16,713	Vanguard Intermediate-Term Treasury ETF	978,546
43,114	Vanguard Mortgage-Backed Securities ETF	1,966,430
123,075	Vanguard Short-Term Inflation-Protected Securities ETF	5,894,062
33,834	Vanguard Short-Term Treasury ETF	1,964,740
19,998	Vanguard Total International Bond ETF	983,702
137,620	Xtrackers USD High Yield Corporate Bond ETF(a)	4,914,410
		32,432,403

	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,560,607)	96,828,557

	SHORT-TERM INVESTMENTS — 11.3%
	MONEY MARKET FUNDS - 11.3%
12,399,409	Invesco Government & Agency Portfolio, Institutional Class, 5.23% (Cost $12,399,409)(b)	12,399,409

	TOTAL INVESTMENTS - 99.5% (Cost $99,960,016)	$ 109,227,966
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	533,599
	NET ASSETS - 100.0%	$ 109,761,565

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
44	CBOT 5 Year US Treasury Note	06/28/2024	$ 4,708,688	$ 12,329
7	CME E-mini Russell 2000 Index Futures	06/21/2024	751,065	12,957
10	CME E-Mini Standard & Poor's 500 Index Future	06/21/2024	2,654,250	58,660
4	CME E-Mini Standard & Poor's MidCap 400 Index	06/21/2024	1,230,960	36,510
14	ICE US mini MSCI EAFE Index Futures	06/21/2024	1,649,970	19,985
19	ICE US MSCI Emerging Markets EM Index Futures	06/21/2024	996,550	30
	TOTAL FUTURES CONTRACTS			$ 140,471

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,843,779 at March 31, 2024. The loaned securities were secured with non-cash collateral of $1,908,982. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

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TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 49.8%
97,136	FlexShares Global Upstream Natural Resources Index Fund	$ 3,989,376
224,997	iShares Global REIT ETF	5,327,929
45,624	iShares MSCI Emerging Markets ex China ETF	2,626,574
149,600	SPDR Portfolio S&P 400 Mid Cap ETF	7,979,664
35,412	SPDR Portfolio S&P 500 Growth ETF	2,590,388
159,078	SPDR Portfolio S&P 500 Value ETF	7,969,808
186,732	SPDR Portfolio S&P 600 Small Cap ETF	8,036,945
261,415	Vanguard FTSE Developed Markets ETF	13,115,190
94,130	Vanguard FTSE Emerging Markets ETF	3,931,810
32,694	Vanguard S&P 500 ETF	15,716,005
44,542	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,312,207
		72,595,896
	FIXED INCOME - 38.5%
84,106	iShares iBoxx $ Investment Grade Corporate Bond ETF	9,160,826
42,399	SPDR Blbg Investment Grade Floating Rate ETF	1,307,161
350,822	SPDR Portfolio Short Term Corporate Bond ETF	10,443,971
159,851	VanEck J. P. Morgan EM Local Currency Bond ETF	3,917,948
44,609	Vanguard Intermediate-Term Treasury ETF	2,611,857
57,423	Vanguard Mortgage-Backed Securities ETF	2,619,063
272,547	Vanguard Short-Term Inflation-Protected Securities ETF	13,052,276
112,505	Vanguard Short-Term Treasury ETF	6,533,165
26,550	Vanguard Total International Bond ETF	1,305,995
146,275	Xtrackers USD High Yield Corporate Bond ETF(a)	5,223,480
		56,175,742

	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,181,766)	128,771,638

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
SHORT-TERM INVESTMENTS — 11.4%
MONEY MARKET FUNDS - 11.4%
16,653,573	Invesco Government & Agency Portfolio, Institutional Class, 5.23% (Cost $16,653,573)(b)			$ 16,653,573

	TOTAL INVESTMENTS - 99.7% (Cost $129,835,339)			$ 145,425,211
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			497,956
	NET ASSETS - 100.0%			$ 145,923,167

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
65	CBOT 5 Year US Treasury Note	06/28/2024	$ 6,956,016	$ 17,930
9	CME E-mini Russell 2000 Index Futures	06/21/2024	965,655	16,657
12	CME E-Mini Standard & Poor's 500 Index Future	06/21/2024	3,185,100	70,408
4	CME E-Mini Standard & Poor's MidCap 400 Index	06/21/2024	1,230,960	36,510
15	ICE US mini MSCI EAFE Index Futures	06/21/2024	1,767,825	21,335
22	ICE US MSCI Emerging Markets EM Index Futures	06/21/2024	1,153,900	(15)
	TOTAL FUTURES CONTRACTS			$ 162,825

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $4,463,750 at March 31, 2024. The loaned securities were secured with non-cash collateral of $4,621,606. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS TARGET RANGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 48.7%
	MONEY MARKET FUNDS - 48.6%
5,343,587	Federated Hermes Treasury Obligations Fund, Institutional Class, 5.18% (Cost $5,343,587)(a)					$ 5,343,587

Contracts(b)
	CALL OPTIONS PURCHASED - 24.5%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 24.5%
268	iShares MSCI EAFE ETF	SOC	01/17/2025	$ 63	$ 1,688,400	$ 484,461
260	iShares MSCI Emerging Markets ETF	SOC	01/17/2025	33	858,000	239,395
103	iShares Russell 2000 ETF	SOC	01/17/2025	163	1,678,900	560,538
104	SPDR S&P 500 ETF Trust	SOC	01/17/2025	405	4,212,000	1,409,751
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,841,732)					2,694,145

	TOTAL INVESTMENTS - 73.2% (Cost $7,185,319)					$ 8,037,732
	CALL OPTIONS WRITTEN - (4.4)% (Proceeds- $164,571)					(481,574)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 31.2%					3,428,469
	NET ASSETS - 100.0%					$ 10,984,627

Contracts(b)
	WRITTEN CALL OPTIONS - (4.4)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (4.4)%
268	iShares MSCI EAFE ETF	SOC	01/17/2025	$ 85	$ 2,278,000	$ 63,310
260	iShares MSCI Emerging Markets ETF	SOC	01/17/2025	44	1,144,000	42,107
103	iShares Russell 2000 ETF	SOC	01/17/2025	220	2,266,000	139,613
104	SPDR S&P 500 ETF Trust	SOC	01/17/2025	550	5,720,000	236,544
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $164,571)					481,574

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor's
SOC	- Societe Generale
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.